PL1-1-199


                         Chase Vista Money Market Funds
                                 Cohen & Steers

                        Supplement Dated October 19, 1999
                                  Vista Shares
                       Prospectus Dated December 29, 1999
In "The Funds Investment Adviser" section on page 6 of the prospectus, with regards to the last paragraph:

Chase Bank of Texas no longer acts as sub-adviser to the Cash Management Fund. This Fund no longer has a sub-adviser.




























                                                                   PSCS1-36-1099